Average Annual Total Returns ((Wells Fargo Advantage Asia Pacific Fund))	0 Months Ended
Sep. 04, 2012
(WFA International Equity Funds - Retail (A, C)) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(WFA International Equity Funds - Retail (A, C)) | Class A
Average Annual Return:
1 Year	(20.81%)
5 Years	(4.09%)
10 Years	8.52%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds - Retail (A, C)) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(20.81%)
5 Years	(5.23%)
10 Years	6.85%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds - Retail (A, C)) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(13.53%)
5 Years	(3.86%)
10 Years	6.74%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds - Retail (A, C)) | Class C
Average Annual Return:
1 Year	(17.51%)
5 Years	(3.69%)
10 Years	8.42%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds - Administrator) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(WFA International Equity Funds - Administrator) | Administrator Class
Average Annual Return:
1 Year	(15.77%)
5 Years	(2.89%)
10 Years	9.20%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds - Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.19%)
5 Years	(4.17%)
10 Years	7.46%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds - Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.25%)
5 Years	(2.93%)
10 Years	7.33%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds - Institutional) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(WFA International Equity Funds - Institutional) | Institutional Class
Average Annual Return:
1 Year	(15.58%)
5 Years	(2.84%)
10 Years	9.23%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds - Institutional) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.07%)
5 Years	(4.13%)
10 Years	7.48%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds - Institutional) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.13%)
5 Years	(2.90%)
10 Years	7.35%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds - Investor) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(WFA International Equity Funds - Investor) | Investor Class
Average Annual Return:
1 Year	(15.92%)
5 Years	(3.01%)
10 Years	9.14%
Inception Date of Share Class	Dec. 31, 1993
(WFA International Equity Funds - Investor) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.25%)
5 Years	(4.23%)
10 Years	7.43%
Inception Date of Share Class	Dec. 31, 1993
(WFA International Equity Funds - Investor) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.35%)
5 Years	(3.00%)
10 Years	7.29%
Inception Date of Share Class	Dec. 31, 1993